Warrants (Details Textual) (USD $)	12 Months Ended						1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2013 Warrants [Member] Six month anniversary of grant [Member]	Dec. 31, 2013 Warrants [Member] Two year anniversary of grant [Member]	Jan. 22, 2013 Warrants [Member] Board of Directors [Member]	Nov. 08, 2012 Warrants [Member] Board of Directors [Member]	Nov. 08, 2012 Warrants [Member] William A Schmitz [Member]	Nov. 08, 2012 Warrants [Member] Molly Hedges [Member]
Warrants (Textual)
Weighted average fair value of warrants			$ 0.43	$ 1.94
Warrants vested			5,369,250	404,500
Options expired/cancelled, Number of Shares	865,500	26,000	0
Outstanding warrants repriced							423,125	172,500	115,000	57,500
Warrants exercise price			$ 1.20		$ 1.20	$ 1.20	$ 1.20	$ 1.67
Compensation costs			$ 368,927
Warrants issued to consultant			416,666		250,000	166,666
Expenses associated with the repricing							$ 76,198	$ 24,323